Loans Payable Disclosure	Dec. 31, 2020
Notes
Loans Payable Disclosure

Note 9 - Loans Payable

PPP Loan

On March 27, 2020, President Trump signed the Coronavirus Aid, Relief and Economic Security (the “CARES Act”), which, among other things, outlines the provisions of the Paycheck Protection Program (the “PPP”). The Company determined that it met the criteria to be eligible to obtain a loan under the PPP because, among other reasons, in light of the COVID-19 outbreak and the uncertainty of economic conditions related thereto, the loan was considered necessary to support the Company’s ongoing operations and retain all its employees. In addition, President Trump signed into law the Paycheck Protection Program and Health Care Enhancement Act on April 24, 2020, which increased funding provided by the CARES Act. On April 17, 2020 the Company issued a promissory note (the “Note”) to Columbia Bank in the principal aggregate amount of $18,608 (the “PPP Loan”) pursuant to the Paycheck Protection Program (“PPP”) under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). On September 5, 2020 the Paycheck Protection Program Flexibility Act was signed into law and extended the program until December 31, 2020.

Under the terms of the CARES Act, PPP loan recipients can apply for and be granted forgiveness for all or a portion of loan granted under the program. Such forgiveness will be determined, subject to limitations, based on the use of loan proceeds for payment of payroll costs and any payments of mortgage interest, rent, and utilities. No assurance is provided that the Company will obtain forgiveness of the PPP Loan in whole or in part. The PPP Loan had a two-year term and bears interest at a rate of 0.98% per annum. Monthly principal and interest payments are deferred for nine months after the date of disbursement. The PPP Loan may be prepaid at any time prior to maturity with no prepayment penalties. Based on the September 5, 2020 the Paycheck Protection Program Flexibility Act, certain changes will need to be made to the original Note, based on the new law. As of December 31, 2020, the PPP Loan was forgiven by the SBA.

SBA Loan

On July 6, 2020, the Small Business Association (“SBA”) authorized a loan to Bergio International, Inc. in the amount of $114,900. Installment payments, including principal and interest, will begin twelve months from the date of the note in the amount of $560 each month for a term of thirty (30) years. Interest accrues on this note at the rate of 3.75%. This note is collateralized by the assets of the Company. The outstanding balance at December 31, 2020 was $114,900 with accrued interest of $2,101.

Coyne Enterprises, Inc.

On May 23, 2019, the Company entered into a loan agreement with Coyne Enterprises, Inc. in the amount of $30,000. The term of the loan was for the period September 1, 2019 through November 30, 2019. The Company continues to negotiate the extension of this loan. Interest accrues at the rate of 6% per annum and is to be paid quarterly. Prepayment or partial payment can be made with no penalty. During the year ended December 31, 2020, the Company made payments in the amount of $15,000. The outstanding balances at December 31, 2020 and December 31, 2019 were $15,000 and $30,000, respectively, with accrued interest of $155 and $1,050 at December 31, 2020 and December 31, 2019, respectively.

Trillium Partners LP

On June 16, 2020, the Company entered into a loan agreement with Trillium Partner LP in the amount of $12,500. The loan and accrued interest in due on December 31, 2020. Interest accrues at the rate of 10% per annum. The outstanding balance at December 31, 2020 was $15,000 with accrued interest of $363 at December 31, 2020. The Company is negotiating an extension to the loan.

On September 14, 2020, the Company entered into a loan agreement with Trillium Partner LP in the amount of $25,000. The loan and accrued interest in due on March 14, 2021. Interest accrues at the rate of 10% per annum. During the year ended December 31, 2020, the note was exchanged for payment of accounts receivable for jewelry that was purchased from the Company. The outstanding balance at December 31, 2020 was $-0- with accrued interest of $-0- at December 31, 2020.

On September 18, 2020, the Company entered into a loan agreement with Trillium Partner LP in the amount of $15,000. The loan and accrued interest in due on March 18, 2021. Interest accrues at the rate of 10% per annum. The outstanding balance at December 31, 2020 was $15,000 with accrued interest of $378 at December 31, 2020.

NJEDA Small Business Emergency Loan

On November 27, 2020, the NJ Economic Development Authority (“NJEDA”) was granted a loan in the amount of $5,000 because of the loss of revenue due to COVID-19.